MARKETABLE SECURITIES - Additional Information - (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
MARKETABLE SECURITIES
Number of shares held	89,240
URZ3 Energy Corp (formerly NGE)
MARKETABLE SECURITIES
Number of shares held	89,240	89,240	89,240
Number of warrants held	0	0	50,000